CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Preferred shares Preferred equity	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity
Beginning balance at Dec. 31, 2016	$ 69,688		$ 3,954	$ 4,390	$ 234	$ 11,490	$ 1,199	$ 6,750	$ (1,256)	$ (308)	$ 22,499
Non-controlling interests, beginning at Dec. 31, 2016		$ 43,235
Changes in period:
Net income	1,476	1,288				188					188
Other comprehensive income	113	(53)						2	41	123	166
Comprehensive income	1,589	1,235				188		2	41	123	354
Shareholder distributions
Common equity	372					372					372
Preferred equity	71					71					71
Non-controlling interests	1,598	1,598
Other items
Issue of equity	4,133	4,187	(5)	23	(14)	(58)					(49)
Share-based compensation	32	2			28	2					30
Ownership changes	644	706				6	(62)	(17)	14	(3)	(62)
Total change in period	4,357	4,532	(5)	23	14	(305)	(62)	(15)	55	120	(170)
Non-controlling interests, ending at Jun. 30, 2017		47,767
Ending balance at Jun. 30, 2017	74,045		3,949	4,413	248	11,185	1,137	6,735	(1,201)	(188)	22,329
Beginning balance at Mar. 31, 2017	70,426		3,950	4,404	237	11,234	1,213	6,733	(1,049)	(261)	22,511
Non-controlling interests, beginning at Mar. 31, 2017		43,965
Changes in period:
Net income	958	733				225					225
Other comprehensive income	(593)	(499)						2	(170)	74	(94)
Comprehensive income	365	234				225		2	(170)	74	131
Shareholder distributions
Common equity	237					237					237
Preferred equity	35					35					35
Non-controlling interests	813	813
Other items
Issue of equity	3,580	3,580	(1)	9	(3)	(5)					1
Share-based compensation	18	1			14	3					17
Ownership changes	741	800				0	(76)	0	18	(1)	(59)
Total change in period	3,619	3,802	(1)	9	11	(49)	(76)	2	(152)	73	(182)
Non-controlling interests, ending at Jun. 30, 2017		47,767
Ending balance at Jun. 30, 2017	74,045		3,949	4,413	248	11,185	1,137	6,735	(1,201)	(188)	22,329
Beginning balance at Dec. 31, 2017	79,872		4,192	4,428	263	11,864	1,459	6,881	(878)	35	24,052
Beginning balance (Changes in accounting policies3) at Dec. 31, 2017	(302)					(215)				(3)	(218)
Beginning balance (Adjusted balance as at January 1, 2018) at Dec. 31, 2017	79,570		4,192	4,428	263	11,649	1,459	6,881	(878)	32	23,834
Non-controlling interests, beginning at Dec. 31, 2017		51,628
Non-controlling interests, beginning (Changes in accounting policies3) at Dec. 31, 2017		(84)
Non-controlling interests, beginning (Adjusted balance as at January 1, 2018) at Dec. 31, 2017		51,544
Changes in period:
Net income	3,519	1,982				1,537					1,537
Other comprehensive income	(1,936)	(1,432)						14	(739)	221	(504)
Comprehensive income	1,583	550				1,537		14	(739)	221	1,033
Shareholder distributions
Common equity	287					287					287
Preferred equity	76					76					76
Non-controlling interests	3,410	3,410
Other items
Issue of equity	1,308	1,504	0	24	(32)	(188)					(196)
Share-based compensation	8	1			26	(19)					7
Ownership changes	474	408				158	108	(191)	2	(11)	66
Total change in period	(400)	(947)	0	24	(6)	1,125	108	(177)	(737)	210	547
Non-controlling interests, ending at Jun. 30, 2018		50,597
Ending balance at Jun. 30, 2018	79,170		4,192	4,452	257	12,774	1,567	6,704	(1,615)	242	24,381
Beginning balance at Mar. 31, 2018	81,315		4,192	4,443	246	12,320	1,470	6,693	(835)	119	24,456
Non-controlling interests, beginning at Mar. 31, 2018		52,667
Changes in period:
Net income	1,664	984				680					680
Other comprehensive income	(2,348)	(1,703)						11	(778)	122	(645)
Comprehensive income	(684)	(719)				680		11	(778)	122	35
Shareholder distributions
Common equity	144					144					144
Preferred equity	38					38					38
Non-controlling interests	1,767	1,767
Other items
Issue of equity	(122)	(128)	0	9	(2)	(1)					6
Share-based compensation	3	0			13	(10)					3
Ownership changes	607	544				(33)	97	0	(2)	1	63
Total change in period	(2,145)	(2,070)	0	9	11	454	97	11	(780)	123	(75)
Non-controlling interests, ending at Jun. 30, 2018		$ 50,597
Ending balance at Jun. 30, 2018	$ 79,170		$ 4,192	$ 4,452	$ 257	$ 12,774	$ 1,567	$ 6,704	$ (1,615)	$ 242	$ 24,381